Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Company's Right-of-use Asset
For the years ended as of December 31, 2021 and 2020, the change in the Company’s right-of-use assets, is as follows:

	2021	2020
Balance at beginning of the period	Ps. 1,278	Ps. 1,382
Additions	533	599
Disposals	(44)	(112)
Depreciation	(662)	(596)
Hyperinflationary economies effect	14	14
Indexation effect	383	145
Effects of changes in foreign exchange rates	(30)	(154)
Balance at end of the period	Ps. 1,472	Ps. 1,278

Schedule of Company's Lease Liabilities
As of December 31, 2021 and 2020, scheduled maturities of the Company’s lease liabilities, are as follows:

	2021	2020
Maturity analysis
Less than one year	Ps. 614	Ps. 560
One to three years	478	306
More than three years	413	440
Balance at end of the period	Ps. 1,505	Ps. 1,306
Current	Ps. 614	Ps. 560
Non-Current	Ps. 891	Ps. 746